13D ACTIVIST FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 90.6%
	AEROSPACE & DEFENSE - 4.8%
45,362	Mercury Systems, Inc.(a)	$ 5,549,133

	AUTOMOTIVE - 4.7%
46,839	Autoliv, Inc.	5,441,287

	BIOTECH & PHARMA - 4.8%
101,335	Exelixis, Inc.(a)	5,513,637

	E-COMMERCE DISCRETIONARY - 4.7%
71,836	Etsy, Inc.(a)	5,411,406

	ELECTRICAL EQUIPMENT - 5.6%
38,200	Horiba Ltd.	6,440,129

	HEALTH CARE FACILITIES & SERVICES - 4.8%
24,400	Charles River Laboratories International, Inc.(a)	5,533,676

	HOME CONSTRUCTION - 5.8%
127,400	TOTO Ltd.	6,747,536

	INSTITUTIONAL FINANCIAL SERVICES - 3.6%
154,000	London Stock Exchange Group plc - ADR	4,167,240

	INTERNET MEDIA & SERVICES - 5.9%
165,000	Delivery Hero S.E. 144A(a)(b)	6,783,145

	MACHINERY - 6.6%
199,100	Ebara Corporation	7,661,085

	MEDICAL EQUIPMENT & DEVICES - 3.8%
47,000	Integer Holdings Corporation(a)	4,392,150

13D ACTIVIST FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 90.6% (Continued)
	PUBLISHING & BROADCASTING - 4.8%
347,338	Pearson plc - ADR	$ 5,519,201

	SOFTWARE - 15.9%
169,600	Money Forward, Inc.(a)	4,559,622
12,650	Synopsys, Inc.(a)	5,642,786
39,000	Twilio, Inc., Class A(a)	8,046,869
		18,249,277
	TECHNOLOGY HARDWARE - 9.8%
126,250	ViaSat, Inc.(a)	11,338,512

	TRANSPORTATION & LOGISTICS - 5.0%
185,000	Nippon Express Holdings Company Ltd.	5,739,433

	TOTAL COMMON STOCKS (Cost $63,815,607)	104,486,847

	ESCROW SHARES - 0.0% (c)
81,573	Pershing Square Sparc Holdings Ltd.(a)(d)(e)	–
327,017	Pershing Square Tontine Holdings Ltd. (a)(d)(e)	–

	TOTAL ESCROW SHARES (Cost $0)	–

	SHORT-TERM INVESTMENT — 1.7%
	MONEY MARKET FUND - 1.7%
2,009,821	First American Government Obligations Fund, Class X, 3.56%(f) (Cost $2,009,821)	2,009,821

	TOTAL INVESTMENTS - 92.3% (Cost $65,825,428)	$ 106,496,668
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.7%	8,933,236
	NET ASSETS - 100.0%	$ 115,429,904

ADR	- American Depositary Receipt
Ltd.	- Limited Company
plc	- Public Limited Company
S.E.	- Societas Europaea

13D ACTIVIST FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2026

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the total market value of Rule 144A securities is $6,783,145 or 5.9% of net assets.
(c)	Percentage rounds to less than 0.1%.
(d)	Illiquid security. The total fair value of the security as of June 30, 2026 was $0, representing 0% of net assets.
(e)	Valued using unobservable inputs and fair valued by the Adviser. Security is Level 3.
(f)	Rate disclosed is the seven day effective yield as of June 30, 2026.

As of June 30, 2026, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation (Depreciation)

To Buy:	To Sell:
Japanese Yen	United States Dollars	7/31/2026	US Bank	6,879,400	$ 42,416	$ (224)
United States Dollars	Japanese Yen	7/31/2026	US Bank	5,102,520,000	31,460,460	165,816
					$ 31,502,876	$ 165,592

Total						$ 165,592